CONSOLIDATED STATEMENTS OF CASH FLOWS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Net income (loss) for the year	R$ (2,814,742)	R$ 319,814	R$ 1,820,994
Adjustment to
Depreciation, depletion and amortization (note 30)	4,286,730	1,563,223	1,402,778
Amortization of fair value adjustment on business combination with Fibria/Facepa/Ibema (note 30)	3,651,005
Amortization of right of use (note 30)	154,217
Amortization of fair value adjustment on business combination with Fibria classified at financial results (note 27)	(38,960)
Interest expense on lease liabilities	226,103
Results from sale, disposals and provision for losses (impairment) of property, plant and equipment and biological assets, net (note 30)	77,930	13,580	37,702
Income from associates and joint ventures (note 14.2)	(31,993)	(7,576)	(5,872)
Exchange rate and monetary variations, net (note 27)	1,964,927	1,446,207	2,273
Interest expenses with financing and loans, debentures and debentures, net (note 27)	3,358,806	872,208	852,030
Accrual of interest on marketable securities	(392,018)	(127,037)	(24,234)
Amortization of fundraising costs (notes 18.2)	185,807	44,499	49,517
Derivative (gains) losses, net (note 27)	1,075,252	2,735,196	(73,271)
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis) (note 9 and 20.3)	(128,115)
Fair value adjustment of biological assets (note 12 and 30)	(185,399)	129,187	(192,504)
Deferred income tax and social contribution expenses (note 12.1)	(1,528,571)	(741,084)	241,869
Interest on employee benefits (note 20.2)	44,496	35,920	38,022
Provision/(reversal) for judicial liabilities	26,807	13,285	35,645
Allowance for doubtful accounts, net (note 7.3)	(12,286)	6,450	32,397
Provision for (reversal of) inventory losses and write-offs		(25,096)	26,653
Partial write-off of intangible assets (8.1)	107,269		18,845
Provision for loss of ICMS credits, net	129,283
Other	(56,517)	235,081	60,267
Decrease (increase) in assets
Trade accounts receivables	991,476	(186,026)	(726,808)
Inventories	873,420	(622,151)	115,493
Recoverable taxes	241,934	50,960	8,702
Other assets	(26,478)	(12,720)	414,818
Increase (decrease) in liabilities
Trade accounts payable	(1,555,697)	1,473	63,236
Tax payable	240,871	432,603	265,698
Payroll and charges	(234,948)	(100,124)	(135,053)
Other liabilities	(62,294)	225,616	(133,819)
Cash provided by operations, net	10,568,315	6,303,488	4,195,378
Payment of interest with financing, loans and debentures	(2,977,957)	(806,758)	(1,006,869)
Interest received from marketable securities	377,804
Payment of income taxes	(391,725)	(327,282)	(121,177)
Net cash provided by operating activities	7,576,437	5,169,448	3,067,332
Cash flows from investing activities
Additions to property, plant and equipment (note 15)	(2,001,674)	(1,251,486)	(859,880)
Additions to intangible assets (note 16)	(17,715)	(7,217)	(8,054)
Additions to biological assets (note 13)	(2,849,038)	(1,164,995)	(912,368)
Proceeds from sales of assets	198,644	95,481	84,694
Increase of capital in subsidiaries and associates	(45,856)
Marketable securities, net	19,378,893	(19,340,022)	687,274
Advance for acquisition of wood from operations with development	(355,447)	1,402	527
Acquisition of subsidiaries, net cash (note 1.2.1.2)	(26,002,540)	(294,473)
Other investments	(286)
Net cash used in investing activities	(11,695,019)	(21,961,310)	(1,007,807)
Cash flow from financing activities
Proceeds from loans, financing and debentures (note 18.2)	18,993,837	25,645,822	2,561,954
Payment of derivative transactions (note 4.5.4)	(135,449)	(1,586,415)	39,695
Payment of loans, financing and debentures (note 18.2)	(13,994,708)	(3,738,577)	(4,533,736)
Payment of dividends	(606,632)	(210,205)	(570,568)
Payment of leases (note 19.2)	(645,071)
Sale of treasury shares to meet share-based compensation plan	(879)	8,514	8,514
Liabilities for assets acquisitions and subsidiaries	(479,480)	(84,090)	(117,865)
Repurchase of treasury shares			(83)
Other financing	10,191
Cash provided (used) by financing activities, net	3,141,809	20,035,049	(2,612,089)
Exchange variation on cash and cash equivalents	(161,553)	67,433	14,700
Increase (reduction) in cash and cash equivalents	(1,138,326)	3,310,620	(537,864)
Cash and cash equivalents at the beginning for the year	4,387,453	1,076,833	1,614,697
Cash and cash equivalents at the end for the year	3,249,127	4,387,453	1,076,833
Statement of the increase (reduction) in cash and cash equivalents	R$ (1,138,326)	R$ 3,310,620	R$ (537,864)